Commitments And Contingencies (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Capital commitments [Member]
Commitments And Contingencies [Line Items]
Total capital commitments contracted but not yet	$ 154.8	$ 65.3
Investment commitments [Member]
Commitments And Contingencies [Line Items]
Total capital commitments contracted but not yet	$ 5.3	$ 6.0